ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Aug. 19, 2011
Stockholders Equity Note [Line Items]
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
The 2011 Program [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Ordinary shares authorized to be repurchased			$ 20,000
The 2014 Program [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Ordinary shares authorized to be repurchased		$ 5,000